Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Detail Textuals 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Deferred Cost [Line Items]
Cash balances insured by FDIC	$ 250		$ 250
Tax benefits recognized provided percentage of likelihood of realization is greater than			50.00%
Net loss	(113)	(2,102)	(5,218)	(3,866)	[1]
Comprehensive loss	(138)	(2,105)	(5,241)	(3,844)	[1]
Other comprehensive loss			$ (23)	$ 22	[1]
Revenues
Deferred Cost [Line Items]
Number of customers			2	2
Revenues | Customer One
Deferred Cost [Line Items]
Number of customers	1	1
Total percent of revenues from various customers	10.00%	11.00%	10.00%	13.00%
Revenues | Customer Two
Deferred Cost [Line Items]
Number of customers	3	3
Total percent of revenues from various customers	23.00%	25.00%	8.00%	7.00%
Accounts Receivable
Deferred Cost [Line Items]
Number of customers			2	2
Accounts Receivable | Customer One
Deferred Cost [Line Items]
Number of customers	1	1
Total percent of revenues from various customers	11.00%	16.00%	19.00%	14.00%
Accounts Receivable | Customer Two
Deferred Cost [Line Items]
Number of customers	1	1
Total percent of revenues from various customers	11.00%	11.00%	12.00%	10.00%
Total purchases | Individual Supplier
Deferred Cost [Line Items]
Total percent of revenues from various customers	28.00%	21.00%	18.00%	28.00%
Number of vendors	1	1
Total purchases | Supplier Concentration Risk [Member]
Deferred Cost [Line Items]
Total percent of revenues from various customers	59.00%	55.00%	58.00%	71.00%
Number of vendors	4	4	4	4
Accounts Payable | Supplier Concentration Risk [Member]
Deferred Cost [Line Items]
Total percent of revenues from various customers	65.00%	68.00%	61.00%	67.00%
Number of vendors	4	4	4	4

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.